Pay vs Performance Disclosure - USD ($)	12 Months Ended			16 Months Ended	20 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	May 08, 2024	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

Pay Versus Performance Table

In accordance with rules adopted by the SEC as required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO Named Executive Officers (“NEOs”) and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO (Current) ($) (1)	Compensation Actually Paid to PEO (Current) ($) (1)	Summary Compensation Table Total for PEO (Former) ($) (2)	Compensation Actually Paid to PEO (Former) ($) (2)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (3)	Average Compensation Actually Paid to Non-PEO NEOs ($) (3)	Value of Initial Fixed $100 Investment Based on Total Stockholder Return ($) (4)	Net Loss ($)
2025	$ 728,871	$ 906,314	$ -	$ -	$ 688,604	$ 801,262	$ (95.89)	$ (16,228,953)
2024	$ 541,567	$ 588,698	$ 254,739	$ 343,071	$ 500,422	$ 531,072	$ (90.74)	$ (21,388,282)
2023	$ -	$ -	$ 1,680,958	$ 909,633	$ 940,192	$ 491,070	$ (84.14)	$ (30,860,461)

(1)

Amounts represent compensation paid to Ryan M. Confer in all capacities for the years ended December 31, 2024 and 2025.  Mr. Confer served as our Chief Financial Officer since September 2016.  On May 8, 2024, Mr. Confer was appointed President and Chief Executive Officer, and since May 8, 2024 has served as our President, Chief Executive Officer and Chief Financial Officer.

(2)	Amounts represent compensation paid to Rodney Varner. Mr. Varner served as our President and Chief Executive Officer until May 8, 2024.

(3)

Our Non-PEO NEO for 2025 was Mark S. Berger. Dr. Berger is our Chief Medical Officer. Our Non-PEO NEOs for 2024 and 2023 were Catherine M. Vaczy and Mark S. Berger. Ms. Vaczy previously served as our Executive Vice President, General Counsel and Chief Strategy Officer until February 4, 2024, on which date Ms. Vaczy’s employment with the Company terminated.  On June 21, 2024 we entered into a Separation Agreement and Release with Ms. Vaczy (the “Separation Agreement”).  Amounts include amounts payable to Ms. Vaczy pursuant to the Separation Agreement.

(4)

Cumulative total stockholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our Company’s share price at the end and the beginning of the measurement period by our Company’s share price at the beginning of the measurement period. No dividends were paid on our common stock in 2025, 2024 or 2023. The dollar amounts reported represent the amount of net loss reflected in our consolidated audited financial statements for the applicable year.

Adjustment To PEO Compensation, Footnote

Amounts represent the Summary Compensation Table Total Compensation for the applicable fiscal year adjusted as follows:

Fiscal Year (“FY”)	2025		2024			2023
	PEO	Average Non-PEO NEOs	Current PEO	Former PEO	Average Non-PEO NEOs	Former PEO	Average Non-PEO NEOs
Deduction for ASC 718 Fair Value as of Grant Date Reported under the Stock Awards Columns in the Summary Compensation Table	$ 90,450	$ 57,285	$ 31,725	$ -	$ 9,855	$ (1,068,750)	$ (418,950)
Increase based on ASC 718 Fair Value of Stock Awards Granted during the FY that Remain Unvested as of FY End (“FYE”)	$ 78,750	$ 49,875	$ 25,028	$ -	$ 7,775	$ 143,658	$ 56,350
Increase based on ASC 718 Fair Value of Stock Awards Granted during the FY that Vested during the FY as of Vesting Date	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Increase/deduction based on ASC 718 Fair Value of Outstanding Unvested Prior FY Stock Awards as of FYE Compared to Valuation as of Prior FYE	$ -	$ -	$ (34,241)	$ -	$ (13,723)	$ (482,426)	$ (230,342)
Increase/deduction based on ASC 718 Fair Value of Prior FY Stock Awards that Vested during the FY as of Vesting Date Compared to Valuation as of Prior FYE	$ 8,243	$ 5,499	$ 24,620	$ 88,332	$ 26,743	$ 636,192	$ 143,819
Total Adjustments	$ 177,443	$ 112,659	$ 47,131	$ 88,332	$ 30,650	$ (771,325)	$ (449,122)

Non-PEO NEO Average Total Compensation Amount	$ 688,604	$ 500,422	$ 940,192
Non-PEO NEO Average Compensation Actually Paid Amount	$ 801,262	531,072	491,070
Adjustment to Non-PEO NEO Compensation Footnote

Amounts represent the Summary Compensation Table Total Compensation for the applicable fiscal year adjusted as follows:

Fiscal Year (“FY”)	2025		2024			2023
	PEO	Average Non-PEO NEOs	Current PEO	Former PEO	Average Non-PEO NEOs	Former PEO	Average Non-PEO NEOs
Deduction for ASC 718 Fair Value as of Grant Date Reported under the Stock Awards Columns in the Summary Compensation Table	$ 90,450	$ 57,285	$ 31,725	$ -	$ 9,855	$ (1,068,750)	$ (418,950)
Increase based on ASC 718 Fair Value of Stock Awards Granted during the FY that Remain Unvested as of FY End (“FYE”)	$ 78,750	$ 49,875	$ 25,028	$ -	$ 7,775	$ 143,658	$ 56,350
Increase based on ASC 718 Fair Value of Stock Awards Granted during the FY that Vested during the FY as of Vesting Date	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Increase/deduction based on ASC 718 Fair Value of Outstanding Unvested Prior FY Stock Awards as of FYE Compared to Valuation as of Prior FYE	$ -	$ -	$ (34,241)	$ -	$ (13,723)	$ (482,426)	$ (230,342)
Increase/deduction based on ASC 718 Fair Value of Prior FY Stock Awards that Vested during the FY as of Vesting Date Compared to Valuation as of Prior FYE	$ 8,243	$ 5,499	$ 24,620	$ 88,332	$ 26,743	$ 636,192	$ 143,819
Total Adjustments	$ 177,443	$ 112,659	$ 47,131	$ 88,332	$ 30,650	$ (771,325)	$ (449,122)

Compensation Actually Paid vs. Total Shareholder Return

Analysis of the Information Presented in the Pay Versus Performance Table

Relationship Between Financial Performance Measures

In accordance with Item 402(v) of Regulation S-K, the graphs below compare the compensation actually paid to our PEO (including each of our current and former PEO, in the case of fiscal 2024), and the average of the compensation actually paid to our remaining NEOs, with (i) our TSR, and (ii) our net income (net loss), in each case, for the fiscal years ended December 31, 2023, December 31, 2024 and December 31, 2025. TSR amounts reported in the graph assume an initial fixed investment of $100.

Compensation Actually Paid vs. Net Income

A portion of our Named Executive Officers’ compensation consists of equity awards. As a result, the change between the values disclosed in our Summary Compensation Table and Compensation Actually Paid tends to be directionally aligned with changes in our TSR.

While we are required by SEC rules to disclose the relationship between our net income and Compensation Actually Paid to our Named Executive Officers, this is not a metric our Compensation Committee currently uses in evaluating our Named Executive Officers’ compensation as we are a clinical-stage gene therapy company that has not generated any revenues from the sale of products.

All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference in any filing of our company under the Securities Act or the Exchange Act, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing.

Total Shareholder Return Amount	$ (95.89)	(90.74)	(84.14)
Net Income (Loss)	(16,228,953)	(21,388,282)	(30,860,461)
PEO Name				Rodney Varner	Ryan M. Confer
Ryan M. Confer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	728,871	541,567	0
PEO Actually Paid Compensation Amount	906,314	588,698	0
Rodney Varner [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	254,739	1,680,958
PEO Actually Paid Compensation Amount	0	343,071	909,633
PEO | Ryan M. Confer [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	177,443	47,131
PEO | Ryan M. Confer [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	90,450	31,725
PEO | Ryan M. Confer [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	78,750	25,028
PEO | Ryan M. Confer [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(34,241)
PEO | Ryan M. Confer [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Ryan M. Confer [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,243	24,620
PEO | Rodney Varner [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		88,332	(771,325)
PEO | Rodney Varner [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(1,068,750)
PEO | Rodney Varner [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	143,658
PEO | Rodney Varner [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(482,426)
PEO | Rodney Varner [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Rodney Varner [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		88,332	636,192
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	112,659	30,650	(449,122)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	57,285	9,855	(418,950)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	49,875	7,775	56,350
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(13,723)	(230,342)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,499	$ 26,743	$ 143,819